Loans and Allowance for Loan Losses, Recorded Investment in Loans (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable [Abstract]
Total loans, net		$ 3,874,096	$ 3,636,407
Less: Allowance for loan losses		44,766	44,170	$ 43,890	$ 44,762
Net loans		3,829,330	3,592,237
Due from officers		5,500	6,900
New loans		1,000
Repayments of loans		2,400
Reduction in outstanding loans		100
New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,948,069	2,795,993
Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		926,027	840,414
Real Estate Construction Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		26,700	30,900
Residential Borrowers [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		14,200	21,100
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		12,500	9,800
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		196,146	186,207
Less: Allowance for loan losses		4,048	4,324	4,929	4,491
Commercial [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	180,608	172,974
Commercial [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		15,538	13,233
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		171,553	161,892
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	156,278	149,368
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		15,275	12,524
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		24,593	24,315
Commercial [Member] | Other [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	24,330	23,606
Commercial [Member] | Other [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		263	709
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,666,248	3,441,437
Less: Allowance for loan losses		39,772	39,077	38,231	39,753
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		3,287,877	3,052,077
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	2,442,711	2,286,148
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		845,166	765,929
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		88,831	80,444
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	71,523	66,455
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		17,308	13,989
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		289,540	308,916
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	243,765	263,275
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		45,775	45,641
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		11,702	8,763
Less: Allowance for loan losses		946	769	$ 730	$ 518
Installment [Member] | New York and Other States [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	[1]	9,462	7,141
Installment [Member] | Florida [Member]
Loans and Leases Receivable [Abstract]
Total loans, net		$ 2,240	$ 1,622

[1]	Includes New York, New Jersey, Vermont and Massachusetts.